AB Discovery Growth Fund, Inc.

Portfolio of Investments

April 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.1%
Industrials – 21.9%
Aerospace & Defense – 4.2%
Curtiss-Wright Corp.	90,745	$31,297,043
Moog, Inc. - Class A	194,267	32,491,156
Standardaero, Inc.(a) (b)	1,208,914	32,664,856

		96,453,055

Building Products – 4.7%
Armstrong World Industries, Inc.	234,233	33,968,469
AZEK Co., Inc. (The)(a)	579,116	28,700,989
Lennox International, Inc.	81,961	44,812,177

		107,481,635

Construction & Engineering – 3.8%
Comfort Systems USA, Inc.	132,642	52,731,827
Granite Construction, Inc.(b)	436,211	35,459,592

		88,191,419

Electrical Equipment – 1.6%
BWX Technologies, Inc.	344,685	37,612,027

Ground Transportation – 0.9%
Saia, Inc.(a)	83,153	20,289,332

Machinery – 2.5%
Crane Co.	185,469	29,856,799
ITT, Inc.	207,181	28,387,941

		58,244,740

Marine Transportation – 1.2%
Kirby Corp.(a)	289,366	27,886,202

Professional Services – 1.0%
FTI Consulting, Inc.(a)	140,779	23,408,732

Trading Companies & Distributors – 2.0%
Applied Industrial Technologies, Inc.	183,852	44,727,515

		504,294,657

Health Care – 21.3%
Biotechnology – 13.9%
Akero Therapeutics, Inc.(a)	238,160	10,862,478
Apogee Therapeutics, Inc.(a) (b)	250,361	9,826,669
ARS Pharmaceuticals, Inc.(a)	795,845	11,117,955
Ascendis Pharma A/S (ADR)(a)	79,664	13,577,932
Blueprint Medicines Corp.(a)	207,103	18,535,718
Bridgebio Pharma, Inc.(a)	447,299	17,158,390
CG oncology, Inc.(a) (b)	360,340	9,707,560
Cytokinetics, Inc.(a) (b)	264,658	11,337,949
Denali Therapeutics, Inc.(a) (b)	612,375	10,196,044
Halozyme Therapeutics, Inc.(a)	373,530	22,942,212
Insmed, Inc.(a)	402,583	28,985,976
Legend Biotech Corp. (ADR)(a) (b)	321,728	11,244,394

Company	Shares	U.S. $ Value

Metsera, Inc.(a) (b)	262,405	$6,326,584
MoonLake Immunotherapeutics(a) (b)	200,218	8,425,173
Natera, Inc.(a)	364,670	55,039,643
Neurocrine Biosciences, Inc.(a)	232,046	24,989,034
Newamsterdam Pharma Co. NV(a)	473,949	9,066,644
Ultragenyx Pharmaceutical, Inc.(a)	314,401	12,255,351
Vaxcyte, Inc.(a)	296,093	10,611,973
Viking Therapeutics, Inc.(a) (b)	285,925	8,254,655
Xenon Pharmaceuticals, Inc.(a)	276,009	10,543,544

		321,005,878

Health Care Equipment & Supplies – 3.5%
AtriCure, Inc.(a)	792,843	23,713,934
Glaukos Corp.(a)	259,651	24,472,107
Masimo Corp.(a)	195,900	31,532,064

		79,718,105

Health Care Providers & Services – 2.4%
BrightSpring Health Services, Inc.(a) (b)	1,143,629	20,047,816
Encompass Health Corp.	99,560	11,647,525
PROCEPT BioRobotics Corp.(a)	446,197	24,085,714

		55,781,055

Life Sciences Tools & Services – 1.5%
Repligen Corp.(a)	251,068	34,644,873

		491,149,911

Information Technology – 20.0%
Electronic Equipment, Instruments & Components – 1.9%
Celestica, Inc.(a)	218,420	18,642,147
Coherent Corp.(a)	403,870	25,976,919

		44,619,066

Semiconductors & Semiconductor Equipment – 3.1%
Lattice Semiconductor Corp.(a) (b)	492,400	24,093,132
MACOM Technology Solutions Holdings, Inc.(a)	309,485	32,109,069
Semtech Corp.(a)	464,458	14,514,312

		70,716,513

Software – 15.0%
Clearwater Analytics Holdings, Inc. - Class A(a)	1,358,301	30,887,765
CyberArk Software Ltd.(a)	104,360	36,751,418
Gitlab, Inc. - Class A(a) (b)	769,887	35,930,626
Guidewire Software, Inc.(a)	146,595	30,018,258
HubSpot, Inc.(a)	51,885	31,727,677
Klaviyo, Inc. - Class A(a) (b)	952,547	28,995,531
Monday.com Ltd.(a)	121,779	34,218,681
Nutanix, Inc. - Class A(a)	568,108	39,029,019
Procore Technologies, Inc.(a)	421,485	27,012,974
SailPoint, Inc.(a)	1,623,587	27,860,753

Company	Shares	U.S. $ Value

Samsara, Inc. - Class A(a)	596,897	$23,672,935

		346,105,637

		461,441,216

Consumer Discretionary – 17.7%
Broadline Retail – 1.4%
Ollie’s Bargain Outlet Holdings, Inc.(a) (b)	308,461	32,730,797

Diversified Consumer Services – 2.2%
Duolingo, Inc.(a)	130,076	50,662,000

Hotels, Restaurants & Leisure – 5.8%
Cava Group, Inc.(a)	412,630	38,139,391
DraftKings, Inc. - Class A(a) (b)	808,927	26,929,180
Viking Holdings Ltd.(a) (b)	693,839	28,468,214
Wingstop, Inc.	149,564	39,468,444

		133,005,229

Household Durables – 2.3%
Champion Homes, Inc.(a)	347,938	30,096,637
SharkNinja, Inc.(a)	290,027	23,347,174

		53,443,811

Specialty Retail – 3.1%
Burlington Stores, Inc.(a)	102,944	23,166,518
Murphy USA, Inc.	70,503	35,150,680
RH(a)	70,397	12,955,160

		71,272,358

Textiles, Apparel & Luxury Goods – 2.9%
Birkenstock Holding PLC(a) (b)	629,732	32,387,117
On Holding AG - Class A(a)	693,269	33,353,171

		65,740,288

		406,854,483

Financials – 8.8%
Capital Markets – 4.5%
Jefferies Financial Group, Inc.	506,168	23,653,231
PJT Partners, Inc. - Class A	231,488	32,804,165
Stifel Financial Corp.	249,734	21,399,706
TPG, Inc.(b)	526,496	24,455,739

		102,312,841

Financial Services – 1.1%
Shift4 Payments, Inc. - Class A(a) (b)	319,829	26,162,012

Insurance – 3.2%
Kinsale Capital Group, Inc.(b)	90,094	39,214,314
Ryan Specialty Holdings, Inc.(b)	534,090	34,988,236

		74,202,550

		202,677,403

Company	Shares	U.S. $ Value

Consumer Staples – 2.7%
Beverages – 1.4%
Celsius Holdings, Inc.(a) (b)	911,570	$31,868,487

Personal Care Products – 1.3%
BellRing Brands, Inc.(a)	405,779	31,301,792

		63,170,279

Utilities – 2.0%
Electric Utilities – 2.0%
NRG Energy, Inc.	426,080	46,689,847

Communication Services – 1.0%
Interactive Media & Services – 1.0%
Reddit, Inc. - Class A(a)	189,130	22,046,884

Energy – 0.7%
Energy Equipment & Services – 0.7%
TechnipFMC PLC	611,592	17,228,547

Total Common Stocks (cost $2,126,283,201)		2,215,553,227

INVESTMENT COMPANIES – 0.8%
Funds and Investment Trusts – 0.8%
iShares Russell 2000 Growth ETF(b) (c) (cost $12,646,668)	75,468	19,134,912

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(c) (d) (e) (cost $69,345,835)	69,345,835	69,345,835

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $2,208,275,704)		2,304,033,974

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(c) (d) (e) (cost $50,366,777)	50,366,777	50,366,777

Total Investments – 102.1% (cost $2,258,642,481)(f)		2,354,400,751
Other assets less liabilities – (2.1)%		(49,374,626)

Net Assets – 100.0%		$2,305,026,125

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of April 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $299,903,177 and gross unrealized depreciation of investments was $(204,144,907), resulting in net unrealized appreciation of $95,758,270.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Discovery Growth Fund, Inc.

April 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,215,553,227	$—	$—	$2,215,553,227
Investment Companies	19,134,912	—	—	19,134,912
Short-Term Investments	69,345,835	—	—	69,345,835
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	50,366,777	—	—	50,366,777

Total Investments in Securities	2,354,400,751	—	—	2,354,400,751
Other Financial Instruments(b)	—	—	—	—

Total	$2,354,400,751	$—	$—	$2,354,400,751

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2025 is as follows:

Fund	Market Value 07/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$64,796	$667,385	$662,835	$69,346	$1,794
AB Government Money Market Portfolio*	75,625	469,091	494,349	50,367	1,476
Total	$140,421	$1,136,476	$1,157,184	$119,713	$3,270

*	Investments of cash collateral for securities lending transactions